Cover	Jun. 30, 2026	Mar. 06, 2026
Document Information [Line Items]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Mar. 06, 2026
Entity Registrant Name		Prospect Floating Rate and Alternative Income Fund, Inc.
Entity Tax Identification Number		45-2460782
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10016
City Area Code		(212)
Local Phone Number		448-0702
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Central Index Key		0001521945
Current Fiscal Year End Date	--06-30
Entity Incorporation, State or Country Code		MD
Securities Act File Number		814-00908
Entity Address, Address Line One		10 East 40th Street
Entity Emerging Growth Company		false